Summary of Significant Accounting Policies (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations and Liquidity [Abstract]
Schedule of common stock reflected on the balance sheet
	June 30, 2022	December 31, 2021
Gross proceeds	$77,276,860	$75,000,000
Less:
Fair value of Public Rights at issuance	(2,627,413)	(2,550,000)
Public shares issuance costs	(4,626,437)	(4,505,480)
Plus: Accretion of carrying value to redemption value	7,253,850	7,055,480
Redeemable ordinary shares subject to possible redemption	$77,276,860	$75,000,000

Gross proceeds	$75,000,000
Less:
Fair value of Public Rights at issuance	(2,550,000)
Public Shares issuance costs	(4,505,480)
Plus:
Accretion of carrying value to redemption value	7,055,480
Common stock subject to possible redemption	$75,000,000

Schedule of basic and diluted net income (loss) per common share
	For the six months ended June 30, 2022		For the period May 27, 2021 (inception) through June 30, 2021
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(616,541)	$(161,394)	$—	$(1,000)

Denominator:
Weighted average shares outstanding	7,711,242	2,018,599	—	1,437,500

Net loss per common share	$(0.08)	$(0.08)	$—	$(0.00)
	For the three months ended June 30, 2022
	Redeemable	Non-Redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(161,974)	$(46,680)

Denominator:
Weighted average shares outstanding	7,727,686	2,227,054

Net loss per common share	$(0.02)	$(0.02)

Basic and diluted net loss per share:	For the period May 27, 2021 to December 31, 2021 Common Stock
Numerator:
Allocation of net loss, including accretion of temporary equity	$(68,604)
Denominator:
Weighted average shares outstanding	1,785,218
Basic and diluted net loss per share	$(0.04)